Property, plant and equipment	12 Months Ended
Dec. 31, 2025
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Property, plant and equipment

Note 9. Property, plant and equipment

Accounting policy

Property, plant and equipment are recognized at acquisition cost less accumulated depreciation and any impairment losses. Acquisition costs include expenditures that are directly attributable to the acquisition of the asset and costs to ready it for use.

Depreciation is expensed on a straight-line basis over the estimated useful lives of the assets. If components of property, plant and equipment have different useful lives, they are accounted for separately.

The estimated useful lives are as follows:

•	Buildings and other outside improvements	10-20 years
•	Leasehold improvements	5-10 years
•	Office furniture	5 years
•	Laboratory equipment	3-10 years
•	Office equipment	5 years
•	IT equipment	3 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

Any gain or loss on disposal of an item of property, plants and equipment is determined by comparing the proceeds from disposal with the carrying amount of the item. The net amount is recognized in the statement of consolidated operations under the line item “Other operating income and expenses.”

Details of property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2023	9,321	51,072	2,277	952	63,621
Additions	-	60	19	993	1,071
Disposal	(173)	(153)	(1)	(64)	(391)
Reclassification	332	258	3	(593)	-
Depreciation & impairment expense	(1,911)	(7,191)	(963)	-	(10,064)
Translation adjustments	298	85	20	40	443
Net book value as of December 31, 2023	7,868	44,131	1,354	1,328	54,681
Gross value at end of period	18,544	73,483	4,973	1,271	98,270
Accumulated depreciation and impairment at end of period	(10,676)	(29,351)	(3,619)	57	(43,589)

Net book value as of January 1, 2024	7,868	44,131	1,354	1,328	54,681
Additions	20	652	113	1,885	2,670
Disposal	-	(38)	(3)	(26)	(67)
Reclassification	715	2,008	151	(2,873)	-
Depreciation & impairment expense	(1,864)	(8,467)	(411)	-	(10,742)
Translation adjustments	(426)	(163)	(27)	(31)	(647)
Net book value as of December 31, 2024	6,312	38,123	1,177	282	45,895
Gross value at end of period	18,139	75,222	5,100	186	98,647
Accumulated depreciation and impairment at end of period	(11,827)	(37,099)	(3,923)	97	(52,752)

Net book value as of January 1, 2025	6,312	38,123	1,177	282	45,895
Additions	-	548	51	1,784	2,383
Reclassification	393	921	63	(737)	640
Depreciation & impairment expense	(1,958)	(9,004)	(364)	-	(11,326)
Translation adjustments	764	350	50	34	1,197
Net book value as of December 31, 2025	5,510	30,938	977	1,363	38,788
Gross value at end of period	20,920	76,506	5,166	1,363	103,954
Accumulated depreciation and impairment at end of period	(15,410)	(45,568)	(4,189)	-	(65,166)

For the year ended December 31, 2025, we continued our investments in research and development equipment in both the United States of America and France.

Assets under construction primarily relate to Cellectis’ raw and starting materials manufacturing facility and offices in Paris.

Entity-wide disclosures:

In 2025, approximately $9.1 million of our PP&E related to France, while approximately $29.7 million related to the United States.

In 2024, approximately $10 million of our PP&E related to France, while approximately $36 million related to the United States.

In 2023, approximately $12.0 million of our PP&E related to France, while approximately $43.0 million related to the United States.